Capital Group Ultra Short Income ETF
Investment portfolio
September 30, 2024
unaudited

Bonds, notes & other debt instruments 73.96% Corporate bonds, notes & loans 48.74% Financials 21.41%	Principal amount (000)	Value (000)
American Express Co. 2.25% 3/4/2025	USD300	$297
Aon Global, Ltd. 3.875% 12/15/2025	50	50
Bank of America Corp. 1.319% 6/19/2026 (USD-SOFR + 1.15% on 6/19/2025)[1]	300	293
Bank of New York Mellon Corp. 4.414% 7/24/2026 (USD-SOFR + 1.345% on 7/24/2025)[1]	50	50
Barclays PLC 4.375% 1/12/2026	200	200
BNP Paribas SA 3.375% 1/9/2025[2]	200	199
BPCE SA 1.625% 1/14/2025[2]	250	248
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026)[1]	100	101
Capital One Financial Corp. 3.20% 2/5/2025	100	99
Charles Schwab Corp. (The) 5.875% 8/24/2026	50	51
Citigroup, Inc. 1.281% 11/3/2025 (USD-SOFR + 0.528% on 11/3/2024)[1]	300	299
Citigroup, Inc. 2.014% 1/25/2026 (USD-SOFR + 0.694% on 1/25/2025)[1]	300	297
Citizens Financial Group, Inc. 4.30% 12/3/2025	50	50
Corebridge Financial, Inc. 3.50% 4/4/2025	100	99
Deutsche Bank AG 6.119% 7/14/2026 (USD-SOFR + 3.19% on 7/14/2025)[1]	150	151
Global Payments, Inc. 2.65% 2/15/2025	50	50
Goldman Sachs Group, Inc. 5.70% 11/1/2024	300	300
Goldman Sachs Group, Inc. 3.50% 4/1/2025	300	298
HSBC Holdings PLC 2.633% 11/7/2025 (USD-SOFR + 1.402% on 11/7/2024)[1]	250	249
Intercontinental Exchange, Inc. 3.65% 5/23/2025	50	50
JPMorgan Chase & Co. 1.561% 12/10/2025 (USD-SOFR + 0.605% on 12/10/2024)[1]	325	323
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[1]	325	320
Lloyds Banking Group PLC 4.582% 12/10/2025	200	199
Metropolitan Life Global Funding I 0.95% 7/2/2025[2]	150	146
Morgan Stanley 1.164% 10/21/2025 (USD-SOFR + 0.56% on 10/21/2024)[1]	300	299
Nasdaq, Inc. 5.65% 6/28/2025	75	75
New York Life Global Funding 0.95% 6/24/2025[2]	200	195
Northwestern Mutual Global Funding 4.00% 7/1/2025[2]	50	50
PNC Bank, National Association 4.20% 11/1/2025	250	249
PRICOA Global Funding I 1.15% 12/6/2024[2]	200	199
Royal Bank of Canada 5.66% 10/25/2024	150	150
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/2025	200	195
Synchrony Financial 4.50% 7/23/2025	50	50
Toronto-Dominion Bank (The) 1.15% 6/12/2025	50	49
Truist Bank 3.625% 9/16/2025	250	247
U.S. Bancorp 1.45% 5/12/2025	100	98
UBS AG 7.95% 1/9/2025	250	252
Wells Fargo & Co. 2.406% 10/30/2025 (3-month USD CME Term SOFR + 1.087% on 10/30/2024)[1]	300	299
Wells Fargo & Co. 2.188% 4/30/2026 (USD-SOFR + 2.00% on 4/30/2025)[1]	300	295
		7,121
Health care 7.10%
AbbVie, Inc. 3.60% 5/14/2025	300	298
Amgen, Inc. 1.90% 2/21/2025	300	296
Amgen, Inc. 5.507% 3/2/2026	300	300
Capital Group Ultra Short Income ETF — Page 1 of 8

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca PLC 0.70% 4/8/2026	USD50	$48
Baxter International, Inc. 1.322% 11/29/2024	50	50
Baxter International, Inc. 2.60% 8/15/2026	50	48
Becton, Dickinson and Co. 3.734% 12/15/2024	50	50
Boston Scientific Corp. 1.90% 6/1/2025	50	49
Bristol-Myers Squibb Co. 0.75% 11/13/2025	50	48
Bristol-Myers Squibb Co. 4.95% 2/20/2026	50	51
Cigna Group (The) 3.25% 4/15/2025	50	49
CVS Health Corp. 3.875% 7/20/2025	150	149
CVS Health Corp. 5.00% 2/20/2026	100	101
Elevance Health, Inc. 2.375% 1/15/2025	50	50
Eli Lilly and Co. 2.75% 6/1/2025	100	99
GE HealthCare Technologies, Inc. 5.55% 11/15/2024	100	100
HCA, Inc. 5.375% 2/1/2025	100	100
Humana, Inc. 3.85% 10/1/2024	150	150
Laboratory Corp. of America Holdings 3.60% 2/1/2025	100	99
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	100	101
Thermo Fisher Scientific, Inc. 1.215% 10/18/2024	50	50
UnitedHealth Group, Inc. 4.75% 7/15/2026	75	76
		2,362
Utilities 5.20%
Berkshire Hathaway Energy Co. 4.05% 4/15/2025	100	100
CenterPoint Energy, Inc. 5.25% 8/10/2026	50	51
CMS Energy Corp. 3.00% 5/15/2026	50	49
DTE Energy Co. 1.05% 6/1/2025	50	49
Duke Energy Corp. 0.90% 9/15/2025	50	48
Duke Energy Corp. 5.00% 12/8/2025	50	50
Edison International 3.55% 11/15/2024	250	249
Edison International 4.70% 8/15/2025	250	249
Eversource Energy 0.80% 8/15/2025	50	48
FirstEnergy Corp. 2.05% 3/1/2025	50	49
Florida Power & Light Co. 2.85% 4/1/2025	50	50
Jersey Central Power & Light Co. 4.30% 1/15/2026[2]	50	50
Pacific Gas and Electric Co. 3.45% 7/1/2025	250	247
Pacific Gas and Electric Co. 2.95% 3/1/2026	250	244
Southern Power Co. 0.90% 1/15/2026	50	48
Virginia Electric & Power 3.10% 5/15/2025	50	50
WEC Energy Group, Inc. 5.00% 9/27/2025	50	50
Xcel Energy, Inc. 3.30% 6/1/2025	50	50
		1,731
Communication services 3.12%
AT&T, Inc. 1.70% 3/25/2026	100	96
Charter Communications Operating, LLC 4.908% 7/23/2025	100	100
Comcast Corp. 3.95% 10/15/2025	50	50
Discovery Communications, LLC 4.90% 3/11/2026	100	100
Netflix, Inc. 5.875% 2/15/2025	50	50
T-Mobile USA, Inc. 3.50% 4/15/2025	250	248
T-Mobile USA, Inc. 2.25% 2/15/2026	200	195
Verizon Communications, Inc. 3.50% 11/1/2024	200	200
		1,039
Capital Group Ultra Short Income ETF — Page 2 of 8

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 2.38%	Principal amount (000)	Value (000)
BAE Systems Holdings, Inc. 3.85% 12/15/2025[2]	USD50	$49
Boeing Co. 4.875% 5/1/2025	150	149
Boeing Co. 2.75% 2/1/2026	150	146
Burlington Northern Santa Fe, LLC 3.00% 4/1/2025	50	50
Canadian Pacific Railway Co. 1.35% 12/2/2024	50	50
Carrier Global Corp. 2.242% 2/15/2025	200	198
Northrop Grumman Corp. 2.93% 1/15/2025	100	99
RTX Corp. 3.95% 8/16/2025	50	50
		791
Energy 2.07%
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	50	49
Columbia Pipeline Group, Inc. 4.50% 6/1/2025	50	50
Enbridge, Inc. 5.90% 11/15/2026	50	51
Energy Transfer, LP 4.05% 3/15/2025	50	50
Kinder Morgan, Inc. 4.30% 6/1/2025	50	50
MPLX, LP 4.875% 6/1/2025	100	100
Occidental Petroleum Corp. 5.00% 8/1/2027	119	121
ONEOK, Inc. 2.20% 9/15/2025	50	49
Petroleos Mexicanos 6.875% 10/16/2025	100	100
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[2]	19	19
Williams Companies, Inc. 3.90% 1/15/2025	50	50
		689
Consumer discretionary 1.95%
Daimler Trucks Finance North America, LLC 3.50% 4/7/2025[2]	150	149
Ford Motor Credit Co., LLC 5.125% 6/16/2025	200	200
General Motors Financial Co., Inc. 2.75% 6/20/2025	50	49
Hyundai Capital America 1.80% 10/15/2025[2]	50	49
Hyundai Capital America 4.30% 9/24/2027[2]	50	50
Marriott International, Inc. 5.75% 5/1/2025	50	50
Toyota Motor Credit Corp. 3.40% 4/14/2025	50	50
Toyota Motor Credit Corp. 4.55% 8/7/2026	50	50
		647
Consumer staples 1.80%
Altria Group, Inc. 2.35% 5/6/2025	100	99
Conagra Brands, Inc. 4.60% 11/1/2025	50	50
Kroger Co. 4.70% 8/15/2026	50	50
Philip Morris International, Inc. 5.125% 11/15/2024	150	150
Philip Morris International, Inc. 1.50% 5/1/2025	100	98
Reynolds American, Inc. 4.45% 6/12/2025	150	150
		597
Real estate 1.77%
Boston Properties, LP 2.75% 10/1/2026	50	48
COPT Defense Properties, LP 2.25% 3/15/2026	50	48
Equinix, Inc. 2.625% 11/18/2024	150	150
Equinix, Inc. 1.00% 9/15/2025	150	145
VICI Properties, LP 4.625% 6/15/2025[2]	200	199
		590
Capital Group Ultra Short Income ETF — Page 3 of 8

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.90%	Principal amount (000)	Value (000)
Broadcom Corp. 3.125% 1/15/2025	USD50	$50
Broadcom Inc. 4.15% 2/15/2028	150	150
Hewlett Packard Enterprise Co. 5.90% 10/1/2024	50	50
Oracle Corp. 2.50% 4/1/2025	50	49
		299
Materials 0.59%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	50	51
Celanese US Holdings, LLC 6.05% 3/15/2025	50	50
International Flavors & Fragrances, Inc. 1.23% 10/1/2025[2]	50	48
LYB International Finance III, LLC 1.25% 10/1/2025	50	48
		197
Repurchase agreements 0.45%
Royal Bank of Canada 4.65% 1/27/2026	150	150
Total corporate bonds, notes & loans		16,213
Asset-backed obligations 19.46%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031[2,3]	150	151
ACHV ABS Trust, Series 23-4CP, Class C, 7.71% 11/25/2030[2,3]	205	208
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[2,3]	71	70
Affirm, Inc., Series 23-A, Class 1A, 6.61% 1/18/2028[2,3]	355	357
Auxilior Term Funding, LLC, Series 2023-1, Class A2, 6.18% 12/15/2028[2,3]	176	177
Auxilior Term Funding, LLC, Series 2023-1A, Class A3, 5.70% 2/15/2030[2,3]	150	153
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[2,3]	150	145
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027[2,3]	100	101
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[2,3]	131	131
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[3]	290	296
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[2,3]	178	181
Carvana Auto Receivables Trust, Series 2024-P3, Class A2, 4.61% 11/10/2027[3]	35	35
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[3]	175	168
Chesapeake Funding II, LLC, Series 21-1A, Class A1, 0.47% 4/15/2033[2,3]	35	34
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[2,3]	100	100
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[2,3]	164	163
CPS Auto Trust, Series 2024-D, Class A, 4.91% 6/15/2028[2,3]	100	100
Enterprise Fleet Financing, LLC, Series 22-1, Class A3, 3.27% 1/20/2028[2,3]	256	253
Exeter Automobile Receivables Trust., Series 24-3A, Class A2, 5.82% 2/15/2027[3]	200	200
Firstkey Homes Trust., Series 20-SFR2, Class C, 1.667% 10/19/2037[2,3]	200	193
Ford Credit Auto Owner Trust, Series 2020-2, Class A, 1.31% 4/15/2033[2,3]	150	145
GLS Auto Receivables Trust, Series 2024-1, Class B, 5.49% 7/17/2028[2,3]	409	415
Great America Leasing Receivables, Series 2022-1, Class A2, 4.92% 5/15/2025[2,3]	33	33
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027[2,3]	150	152
Invitation Homes Trust., Series 18-SFR4, Class A, (1-month USD CME Term SOFR + 1.21%) 6.311% 1/17/2038[2,3,4]	186	186
John Deere Owner Trust., Series 22-A, Class A4, 2.49% 1/16/2029[3]	200	196
Navistar Financial Dealer Note Master Trust., Series 23-1, Class A, 6.18% 8/25/2028[2,3]	345	350
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[2,3]	173	174
Oportun Funding, LLC, Series 2021-A, Class A, 1.21% 3/8/2028[2,3]	64	63
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[2,3]	82	82
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[2,3]	230	233
Prestige Auto Receivables Trust, Series 2024-2, Class A2, 4.72% 2/15/2028[2,3]	41	41
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[2,3]	222	224
Santander Drive Auto Receivables Trust, Series 2022-3, Class C, 4.49% 8/15/2029[3]	260	260
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[2,3]	32	32
Space Coast Credit Union, Series 2024-1, Class A2, 5.45% 12/15/2027[2,3]	150	151
Capital Group Ultra Short Income ETF — Page 4 of 8

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Synchrony Card Issuance Trust., Series 22-A2, Class A, 3.86% 7/15/2028[3]		USD200	$199
Voya CLO, Ltd., Series 2018-3, Class A1R2, (3-month USD CME Term SOFR + 1.20%) 6.501% 10/15/2031[2,3,4]		221	221
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[2,3]		100	101
			6,474
Mortgage-backed obligations 5.76% Collateralized mortgage-backed obligations (privately originated) 4.19%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[2,3,4]		95	94
COLT Funding, LLC, Series 24-2, Class A1, 6.125% 4/25/2069[1,2,3]		304	309
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 6.38% 2/25/2044[2,3,4]		374	374
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1A, (30-day Average USD-SOFR + 1.30%) 6.58% 2/25/2042[2,3,4]		159	159
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 6/25/2057[2,3,4]		264	256
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[2,3,4]		207	203
			1,395
Commercial mortgage-backed securities 1.57%
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.00% 9/15/2034[2,3,4]		348	347
BX Trust., Series 21-MFM1, Class A, (1-month USD CME Term SOFR + 0.81%) 5.911% 1/15/2034[2,3,4]		176	175
			522
Total mortgage-backed obligations			1,917
Total bonds, notes & other debt instruments (cost: $24,427,000)			24,604
Short-term securities 25.65% Commercial paper 23.12%	Weighted average yield at acquisition
Australia and New Zealand Banking Group, Ltd. 11/7/2024[2]	4.780%	1,000	995
DBS Bank, Ltd. 10/11/2024[2]	5.036	1,000	998
Federation des Caisses Desjardins 10/15/2024[2]	4.987	750	748
ING (U.S.) Funding, LLC 10/21/2024[2]	5.489	1,200	1,197
LMA-Americas, LLC 10/17/2024[2]	5.536	1,067	1,065
LVMH Moët Hennessy Louis Vuitton, Inc. 10/1/2024[2]	4.850	600	600
Starbird Funding Corp. 12/30/2024[2]	5.533	1,000	988
Victory Receivables Corp. 10/9/2024[2]	5.484	1,100	1,099
			7,690
Bonds & notes of governments & government agencies outside the U.S. 2.53%
KFW 10/1/2024	4.779	841	841
Total short-term securities (cost: $8,530,000)			8,531
Total investment securities 99.61% (cost $32,957,000)			33,135
Other assets less liabilities 0.39%			131
Net assets 100.00%			$33,266
Capital Group Ultra Short Income ETF — Page 5 of 8

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2024 (000)
2 Year U.S. Treasury Note Futures	Short	8	12/31/2024	USD(1,666)	$(1)

[1]	Step bond; coupon rate may change at a later date.
[2]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $16,377,000, which represented 49.23% of the net assets of the fund.

[3]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[4]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Capital Group Ultra Short Income ETF — Page 6 of 8

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Exchange-traded futures are generally valued at the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $1,666,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of September 30, 2024 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$16,213	$—	$16,213
Asset-backed obligations	—	6,474	—	6,474
Mortgage-backed obligations	—	1,917	—	1,917
Short-term securities	—	8,531	—	8,531
Total	$—	$33,135	$—	$33,135

Other investments*
	Level 1	Level 2	Level 3	Total
Liabilities:
Unrealized depreciation on futures contracts	$(1)	$—	$—	$(1)
Total	$(1)	$—	$—	$(1)

*	Futures contracts are not included in the investment portfolio.

Capital Group Ultra Short Income ETF — Page 7 of 8

unaudited
Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
CMS = Constant Maturity Swap
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
ETGEFP3-320-1124
Capital Group Ultra Short Income ETF — Page 8 of 8